Non-controlling interests - Summarised financial information of subsidiary groups (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Revenue	R 114,849	R 138,051	R 172,313
(Loss)/profit for the year	(37,430)	18,980	33,796
Total comprehensive income	(32,782)	21,349	38,431
Non-controlling interests (NCI)	342	584	742
Net (decrease)/increase in cash and cash equivalents	(1,967)	(5,328)	9,344
Dividends paid	5,318	9,453	18,176
Non-current assets	81,119	105,867	88,163
Current assets	61,822	60,764	64,831
Non-current liabilities	(54,927)	(55,408)	(51,108)
Current liabilities	(36,407)	(20,219)	(20,541)
Equity	51,607	91,004	81,345	R 70,716
Non- controlling interests
Disclosure of subsidiaries [line items]
(Loss)/profit for the year	342	584	742
Total comprehensive income	402	678	733
Equity	2,877	2,903	1,952	R 2,780
NCI of DRDGOLD | Non- controlling interests
Disclosure of subsidiaries [line items]
Equity	2,634	2,283	1,939
Operating segments | NCI of DRDGOLD
Disclosure of subsidiaries [line items]
Revenue	5,816	5,274	4,790
(Loss)/profit for the year	1,333	1,157	987
Total comprehensive income	1,348	1,156	907
Non-controlling interests (NCI)	662	573	487
Operating segments | NCI of DRDGOLD | Non- controlling interests
Disclosure of subsidiaries [line items]
Net (decrease)/increase in cash and cash equivalents	(863)	153	70
Dividends paid	363	255	338
Non-current assets	5,523	4,303	3,741
Current assets	2,751	2,985	2,821
Non-current liabilities	(1,329)	(1,183)	(1,120)
Current liabilities	(730)	(552)	(553)
Equity	R 6,215	R 5,553	R 4,889